Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Emerging Markets Portfolio
September 30, 2022
VIPEM-NPRT3-1122
1.864820.114
Common Stocks - 94.8%
	Shares	Value ($)
Bermuda - 2.4%
Credicorp Ltd. (United States)	105,700	12,979,960
Shangri-La Asia Ltd. (a)	11,550,000	8,020,669
TOTAL BERMUDA		21,000,629
Canada - 3.2%
Barrick Gold Corp.	1,809,800	28,051,900
Cayman Islands - 18.9%
Alibaba Group Holding Ltd. (a)	1,486,200	14,831,293
JD.com, Inc. Class A	1,445,713	36,472,711
Li Ning Co. Ltd.	1,489,237	11,300,157
Meituan Class B (a)(b)	1,203,500	25,293,308
Sunny Optical Technology Group Co. Ltd.	829,800	7,886,108
Tencent Holdings Ltd.	2,094,205	70,734,535
TOTAL CAYMAN ISLANDS		166,518,112
China - 13.2%
China Life Insurance Co. Ltd. (H Shares)	15,724,863	20,118,872
China Merchants Bank Co. Ltd. (H Shares)	3,677,019	17,016,734
Guangzhou Automobile Group Co. Ltd. (H Shares)	17,780,000	12,633,414
Haier Smart Home Co. Ltd. (A Shares)	8,315,197	28,944,271
Industrial & Commercial Bank of China Ltd. (H Shares)	34,414,635	16,144,117
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	321,022	13,488,698
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares) (a)	2,331,482	8,059,929
TOTAL CHINA		116,406,035
Greece - 1.6%
National Bank of Greece SA (a)	4,842,400	14,257,656
Hong Kong - 2.9%
China Resources Beer Holdings Co. Ltd.	3,668,505	25,447,440
Hungary - 2.3%
Richter Gedeon PLC	1,181,741	20,258,650
India - 12.7%
Axis Bank Ltd.	1,852,900	16,664,883
Housing Development Finance Corp. Ltd.	885,912	24,861,480
Larsen & Toubro Ltd.	1,211,593	27,460,981
Shree Cement Ltd.	45,001	11,610,563
Solar Industries India Ltd.	435,407	20,919,661
Voltas Ltd.	913,715	10,159,737
TOTAL INDIA		111,677,305
Indonesia - 3.1%
PT Bank Mandiri (Persero) Tbk	19,737,438	12,216,408
PT United Tractors Tbk	6,928,900	14,936,210
TOTAL INDONESIA		27,152,618
Israel - 0.9%
Icl Group Ltd.	1,032,200	8,335,748
Korea (South) - 14.2%
Hyundai Mipo Dockyard Co. Ltd. (a)	128,585	9,083,480
Hyundai Motor Co.	103,040	12,476,139
Korea Aerospace Industries Ltd. (c)	368,250	12,313,419
Korea Zinc Co. Ltd.	24,055	9,867,844
POSCO	88,350	12,786,246
Samsung Electronics Co. Ltd.	1,885,040	68,673,899
TOTAL KOREA (SOUTH)		125,201,027
Mexico - 3.1%
Grupo Financiero Banorte S.A.B. de CV Series O	2,392,768	15,364,471
Wal-Mart de Mexico SA de CV Series V	3,310,900	11,644,333
TOTAL MEXICO		27,008,804
Netherlands - 0.2%
Yandex NV Series A (a)(d)	446,500	1,531,424
Russia - 0.0%
LUKOIL PJSC sponsored ADR (d)	437,463	123,754
Sberbank of Russia sponsored ADR (a)(d)	1,813,510	32,280
TOTAL RUSSIA		156,034
South Africa - 2.6%
Absa Group Ltd. (c)	926,700	9,001,947
Impala Platinum Holdings Ltd. (c)	1,470,316	13,670,438
TOTAL SOUTH AFRICA		22,672,385
Taiwan - 11.1%
ECLAT Textile Co. Ltd.	806,000	9,929,353
HIWIN Technologies Corp.	1,899,967	10,568,641
Taiwan Semiconductor Manufacturing Co. Ltd.	5,258,175	69,543,653
Yageo Corp.	959,000	8,107,197
TOTAL TAIWAN		98,148,844
Thailand - 1.5%
Kasikornbank PCL (For. Reg.)	3,495,000	13,309,884
Turkey - 0.9%
Turkiye Petrol Rafinerileri A/S (a)	533,000	8,347,898
TOTAL COMMON STOCKS (Cost $993,359,875)		835,482,393

Nonconvertible Preferred Stocks - 4.9%
	Shares	Value ($)
Brazil - 4.9%
Ambev SA sponsored ADR	3,593,200	10,168,756
Itau Unibanco Holding SA	2,936,850	15,276,727
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,443,747	17,815,838

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $33,953,834)		43,261,321

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	5,492,170	5,493,268
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	10,479,675	10,480,723
TOTAL MONEY MARKET FUNDS (Cost $15,973,991)		15,973,991

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,043,287,700)	894,717,705
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(13,160,343)
NET ASSETS - 100.0%	881,557,362

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,293,308 or 2.9% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	9,678,082	341,956,838	346,141,652	157,582	-	-	5,493,268	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	7,028,000	106,020,577	102,567,854	51,115	-	-	10,480,723	0.0%
Total	16,706,082	447,977,415	448,709,506	208,697	-	-	15,973,991

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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